Stockbased Compensation, Restricted Units Disclosures (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unvested Restricted Units [Roll Forward]
Unvested Restricted Units, Beginning Balance	1,561
Granted	786
Vested	(885)
Forfeited	(125)
Unvested Restricted Units, Ending Balance	1,337	1,561
Restricted Units, Additional Disclosures [Abstract]
Unvested Restricted Units, Weighted Average Grant Date Fair Value, Beginning Balance (in dollars per share)	$ 113.64
Granted, Weighted Average Grant Date Fair Value (in dollars per share)	131.01
Vested, Weighted Average Grant Date Fair Value (in dollars per share)	102.97
Forfeited, Weighted Average Grant Date Fair Value (in dollars per share)	125.52
Unvested Restricted Units, Weighted Average Grant Date Fair Value, Ending Balance (in dollars per share)	$ 129.80	$ 113.64
Fair Value of Units Vested	$ 91	$ 80	$ 61
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Requisite Service Period	3 years
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Requisite Service Period	4 years